Disclosures on equity	12 Months Ended
Dec. 31, 2023
Miscellaneous equity [abstract]
Disclosures on equity	Disclosures on equity
The detail and movements in the funds of equity accounts are shown in the consolidated statement of changes in equity.
19.1    Capital management
The main object of capital management relative to the administration of the Company’s financial debt and equity is to ensure the regular conduct of operations and business continuity in the long term, with the constant intention of maintaining an adequate level of liquidity and in compliance with the financial safeguards established in the debt contracts in force. Within this framework, decisions are made in order to maximize the value of the company.
Capital management must comply with, among others, the limits contemplated in the Financing Policy approved by the Shareholders’ Meeting, which establish a maximum consolidated indebtedness level of 1 times the debt to equity ratio. This limit can be exceeded only if the Company’s management has first obtained express approval at an Extraordinary Shareholders’ Meeting.
The Company’s management controls capital management based on the following ratios:

Capital Management	As of December 31, 2023	As of December 31, 2022	Description (1)	Calculation (1)
Net Financial Debt/cash (ThUS$)	2,086,717	(721,980)	Financial Debt – Financial Resources	Other current Financial Liabilities + Other Non-Current Financial Liabilities– Cash and Cash Equivalents – Other Current Financial Assets – Hedging Assets, non-current
Liquidity	2.33	2.29	Current Assets divided by Current Liabilities	Total Current Assets / Total Current Liabilities
ROE	20.78%	79.37%	Net income the year divided by Total Equity	Net income the year / Equity
Adjusted EBITDA (ThUS$)	3,180,071	5,838,439	Adjusted EBITDA	EBITDA – Other income – Other gains (losses) - Share of Profit of associates and joint ventures accounted for using the equity method + Other expenses by function + Net impairment gains on reversal (losses) of financial assets – Finance income – Currency differences.
EBITDA (ThUS$)	3,226,202	5,817,605	EBITDA	Net income + Depreciation and Amortization Expense adjustments + Finance Costs + Income Tax
ROA	35.90%	78.61%	Adjusted EBITDA – Depreciation divided by Total Assets net of financial resources less related parties’ investments	(Gross Profit – Administrative Expenses)/ (Total Assets – Cash and Cash Equivalents – Other Current Financial Assets – Other Non-Current Financial Assets – Equity accounted Investments) (LTM)
Indebtedness	0.47	(0.15)	Net Financial Debt on Equity	Net Financial Debt / Total Equity
The Company’s capital requirements change according to variables such as: working capital needs, new investment financing and dividends, among others. The SQM Group manages its capital structure and makes adjustments bases on the predominant economic conditions so as to mitigate the risks associated with adverse market conditions and take advantage of the opportunities there may be to improve the liquidity position of the SQM Group.
There have been no changes in the capital management objectives or policy within the years reported in this document, no breaches of external requirements of capital imposed have been recorded. There are no contractual capital investment commitments.
19.2    Operational restrictions and financial limits
Bond issuance contracts in the local market require the Company to maintain a Total Borrowing Ratio no higher than 1 for Series H, Series O and Series Q bonds, calculated over the last consecutive 12 months.
Capital management must ensure that the Borrowing Ratio remains below 1.0, with respect to the Series H, Series O and Series Q bonds. As of December 31, 2023 this ratio was 0.47.
The financial restrictions with respect to the bonds issued by the Company for the periods ended December 31, 2023 and 2022 are as follows.

Financial restrictions
As of December 31, 2023	Financial restrictions	Financial restrictions	Financial restrictions	Financial restrictions
Instrument with restriction	Bonds	Bonds	Bonds	Bank loans
Reporting party or subsidiary restriction
Creditor	Bondholders	Bondholders	Bondholders	Scotiabank
Registration number	H	Q	O	PB 70M
Name of financial indicator or ratio (See definition in Note 19.1)	NFD/Equity	NFD/Equity	NFD/Equity	NFD/Equity
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Restriction (Range, value and unit of measure)	Must be less than	Must be less than	Must be less than	Must be less than
	1.00	1.00	1.00	1.00
Indicator or ratio determined by the company	0.47	0.47	0.47	0.47
Fulfilled YES/NO	yes	yes	yes	yes

Financial restrictions
As of December 31, 2022	Financial restrictions	Financial restrictions	Financial restrictions	Financial restrictions
Instrument with restriction	Bonds	Bonds	Bonds	Bank loans
Reporting party or subsidiary restriction
Creditor	Bondholders	Bondholders	Bondholders	Scotiabank
Registration number	H	Q	O	PB 70M
Name of financial indicator or ratio (See definition in Note 19.1)	NFD/Equity	NFD/Equity	NFD/Equity	NFD/Equity
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Restriction (Range, value and unit of measure)	Must be less than	Must be less than	Must be less than	Must be less than
	1.00	1.00	1.00	1.00
Indicator or ratio determined by the company	(0.15)	(0.15)	(0.15)	(0.15)
Fulfilled YES/NO	yes	yes	yes	yes
Bond issuance contracts in foreign markets require that the Company does not merge, or dispose of, or encumber all or a significant portion of its assets, unless all of the following conditions are met: (i) the legal successor is an entity constituted under the laws of Chile or the United States, which assumes all the obligations of the Company in a supplemental indenture, (ii) immediately after the merger or disposal or encumbrance there is no default by the issuer, and (iii) the issuer has provided a legal opinion indicating that the merger or disposal or encumbrance and the supplemental indenture comply with the requirements of the original indenture.The Company is also committed to provide quarterly financial information.
The Company and its subsidiaries are complying with all the aforementioned limitations, restrictions and obligations.
19.3    Disclosures on share capital
Issued share capital is divided into Series A shares and Series B shares. All such shares are nominative, have no par value and are fully issued, subscribed and paid.
Series B shares may not exceed 50% of the total issued, subscribed and paid-in shares of the Company and have a limited voting right, in that all of them can only elect one director of the Company, regardless of their equity interest and preferences:
(a)require the calling of an Ordinary or Extraordinary Shareholders’ Meeting when so requested by Series B shareholders representing at least 5% of the issued shares thereof; and
(b)require the calling of an extraordinary meeting of the board of directors, without the president being able to qualify the need for such a request, when so requested by the director who has been elected by the shareholders of said Series B.
The limitation and preferences of Series B shares have a duration of 50 consecutive and continuous years as of June 3, 1993.
The Series A shares have the preference of being able to exclude the director elected by the Series B shareholders in the voting process in which the president of the board of directors and of the Company must be elected and which follows the one in which the tie that allows such exclusion resulted.
The preference of the Series A shares will have a term of 50 consecutive and continuous years as of June 3, 1993. The form of the titles of the shares, their issuance, exchange, disablement, loss, replacement, assignment and other circumstances thereof shall be governed by the provisions of Law No, 18,046 and its regulations.
At December 31, 2023, the Group hold 648 Series A shares.
Detail of capital classes in shares:

	As of December 31, 2023		As of December 31, 2022		As of December 31, 2021
Type of capital in preferred shares	Series A	Series B	Series A	Series B	Series A	Series B
Description of type of capital in shares
Number of authorized shares	142,819,552	142,818,904	142,819,552	142,818,904	142,819,552	142,818,904
Number of fully subscribed and paid shares	142,819,552	142,818,904	142,819,552	142,818,904	142,819,552	142,818,904
Number of subscribed, partially paid shares	—	—	—	—	—	—
Increase (decrease) in the number of current shares	—	—	—	—	—	—
Number of outstanding shares	142,818,904	142,818,904	142,818,904	142,818,904	142,818,904	142,818,904
Number of shares owned by the Company or its subsidiaries or associates	648	—	648	—	648	—
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares	—	—	—	—	—	—
Capital amount in shares ThUS$	134,750	1,442,893	134,750	1,442,893	134,750	1,442,893
Total number of subscribed shares	142,819,552	142,818,904	142,819,552	142,818,904	142,819,552	142,818,904
19.4    Disclosures on reserves in Equity and non-controlling interests
As of December 31, 2023, 2022 and 2021, this caption comprises the following:

Disclosure of reserves within shareholders' equity	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$
Reserve for currency exchange conversion (1)	(4,921)	(8,042)	(7,913)
Reserve for cash flow hedges (2)	(930)	(14,575)	(34,025)
Reserve for gains and losses from financial assets measured at fair value through other comprehensive income (3)	122,294	(10,973)	(11,146)
Reserve for actuarial gains or losses in defined benefit plans (4)	(13,454)	(9,198)	(4,174)
Other reserves	11,881	11,663	13,103
Total	114,870	(31,125)	(44,155)
________________________________________________
(1)This balance reflects retained earnings for changes in the exchange rate when converting the financial statements of subsidiaries whose functional currency is different from the US dollar.
(2)The Company maintains, as hedge instruments, financial derivatives related to obligations with the public issued in UF and Chilean pesos, Changes from the fair value of derivatives designated and classified as hedges are recognized under this classification.
(3)This caption includes the fair value of equity investments that are not held for trading and that the group has irrevocably opted to recognize in this category upon initial recognition. In the event that such equity instruments are fully or partially disposed of, the proportional accumulated effect of accumulated fair value will be transferred to retained earnings.
(4)This caption reflects the effects of changes in actuarial assumptions, mainly changes in the discount rate.
Movements in other reserves and changes in interest were as follows:

	Foreign currency translation difference (1)	Reserve for cash flow hedges		Reserve for actuarial gains and losses from defined benefit plans		Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income		Other reserves	Total reserves
Movements	Before taxes	Before taxes	Deferred taxes	Before taxes	Deferred taxes	Before Taxes	Deferred taxes	Before taxes	Reserves	Deferred taxes	Total reserves
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2021	(11,569)	6,173	(1,682)	(10,527)	1,847	10,176	(3,304)	16,318	10,571	(3,139)	7,432
Movement of reserves	4,046	(66,051)	—	4,648	—	(12,072)	—	134	(69,295)	—	(69,295)
Reclassification adjustments	(390)	13,289	—	—	—	—	—	(3,349)	9,550	—	9,550
Related taxes	—	—	14,246	—	(142)	—	3,818	—	—	17,922	17,922
Reclassification to retained earnings	—	—	—	—	—	(13,375)	3,611	—	(13,375)	3,611	(9,764)
Closing balance as of December 31, 2021	(7,913)	(46,589)	12,564	(5,879)	1,705	(15,271)	4,125	13,103	(62,549)	18,394	(44,155)
Movement of reserves	(129)	36,079	—	(6,276)	—	190	—	(985)	28,879	—	28,879
Reclassification adjustments	—	(9,457)	—	—	—	—	—	(455)	(9,912)	—	(9,912)
Related taxes	—	—	(7,172)	—	1,252	—	(17)	—	—	(5,937)	(5,937)
Closing balance as of December 31, 2022	(8,042)	(19,967)	5,392	(12,155)	2,957	(15,081)	4,108	11,663	(43,582)	12,457	(31,125)
Movement of reserves	3,121	126	—	(5,836)	—	190,509	—	218	188,138	—	188,138
Reclassification adjustments	—	18,566	—	—	—	—	—	—	18,566	—	18,566
Related taxes	—	—	(5,047)	—	1,580	—	(57,242)	—	—	(60,709)	(60,709)
Closing balance as of December 31, 2023	(4,921)	(1,275)	345	(17,991)	4,537	175,428	(53,134)	11,881	163,122	(48,252)	114,870
________________________________________________
(1)See details on reserves for foreign currency translation differences on conversion in Note 23, letter b).
Other reserves
This caption corresponds to the legal reserves reported in the stand-alone financial statements of the subsidiaries and associates that are mentioned below and that have been recognized in SQM’s equity through the application of the equity method.

Subsidiary – Associate	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$
SQM Iberian S.A.	9,464	9,464	9,464
SQM Europe NV	1,957	1,957	1,957
Soquimich European holding B.V.	828	828	828
Abu Dhabi Fertilizer Industries WWL	—	—	455
Soquimich Comercial S.A.	(393)	(401)	—
SQM Vitas Fzco.	85	85	(38)
Pavoni & C. Spa	7	7	7
SAS Adionics	116	—	—
SQM Australia Pty Ltd	94	—	—
SQM Iberian S.A.	(1,677)	(1,677)	(1,677)
Orcoma Estudios SPA	2,121	2,121	2,121
SQM Industrial S.A.	—	—	707
Others	(721)	(721)	(721)
Total Other reserves	11,881	11,663	13,103
Non-controlling interests

	% of interests in the ownership held by non- controlling interests	Net income attributable to non-controlling interests for the year ended		Equity, non-controlling interests for the year ended		Dividends paid to non-controlling interests for the year ended
Subsidiary		As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Potasio S.A.	0.0000001%	—	—	—	—	—	—
Ajay SQM Chile S.A.	49.00000%	3,238	2,415	9,795	8,986	2,428	1,811
Soquimich Comercial S.A.	39.36168%	3,838	5,558	26,435	26,383	3,837	5,558
Comercial Agrorama Ltda. (1)	30.00000%	—	—	—	—	—	—
SQM Indonesia S.A.	20.00000%	—	—	—	—	—	—
SQM Thailand Limited	0.00200%	—	—	—	—	—	—
Total		7,076	7,973	36,230	35,369	6,265	7,369
(1) As of December 31, 2022, a 30% non-controlling interest was acquired by Comercial Hydro S.A., a Company subsidiary.
19.5    Dividend policies
As required by Article 79 of the Chilean Companies Act, unless otherwise decided by unanimous vote of the holders of issued and subscribed shares, a publicly traded corporation must annually distribute a cash dividend to its shareholders, prorated based on their shares or the proportion established in the company’s bylaws if there are preferred shares, with at least 30% of our consolidated net income for each year.
Dividend policy for commercial year 2023
Company’s dividend policy for the 2023 business year was agreed upon by the Board of Directors on April 26, 2023. On that occasion, the following was decided:
(a)Distribute and pay to the corresponding shareholders, a percentage of the net income that shall be determined per the following financial parameters as a final dividend:
(i)100% of the net income for 2023 if all the following financial parameters are met: (a) “all current assets” divided by “all current liabilities” is equal to or greater than 2.5 times, and (b) the sum of “all current liabilities” and “all non-current liabilities”, less “cash equivalents”, less “other current financial assets”, all of the above divided by “total equity” in equal or less than 0.8 times.
(ii)80% of the net income for 2023 if all the following financial parameters are met: (a) “all current assets” divided by “all current liabilities” is equal to or greater than 2.0 times, and (b) the sum of “all current liabilities” and “all non-current liabilities”, less “cash equivalents”, less “other current financial assets”, all of the above divided by “total equity” in equal or less than 0.9 times.
(iii)60% of the net income for 2023 if all the following financial parameters are met: (a) “all current assets” divided by “all current liabilities” is equal to or greater than 1.5 times, and (b) the sum of “all current liabilities” and “all non-current liabilities”, less “cash equivalents”, less “other current financial assets”, all of the above divided by “total equity” in equal or less than 1.0 times.
If none of the foregoing financial parameters are met, the Company shall distribute and pay, as a final dividend, and in favor of the respective shareholders, 50% of the 2023 net income.
(b)Distribute and pay in 2023 interim dividends, which will be charged to the aforementioned final dividend.
(c)The amount of the provisional dividends may be higher or lower, provided that, based on the information available to the Board of Directors on the date when their distribution is agreed to, this will not have a negative or material effect on the Company's ability to carry out its investments, meet its obligations, and in general to comply with the investment and financing policy approved by the Ordinary Shareholders’ Meeting.
(d)At the ordinary meeting to be held in 2024, the Company's Board of Directors will propose a final dividend in line with the percentage corresponding to the financial parameters outlined in (a) above, discounting the provisional dividends previously distributed in 2023.
(e)Any remaining amount from the net income from 2023 can be retained and used to finance the Company’s own operations or one or more of its investment projects, notwithstanding a possible distribution of dividends charged to accumulated earnings that might be approved by the shareholders’ meeting or the possible future capitalization of all or part of it.
(f)The payment of additional dividends is not being considered.
It must be expressly stated that this dividends policy details the intention of the Company’s Board of Directors and its fulfillment depends on the actual net income obtained, as well as on the results indicated by the projections the Company makes from time to time or on the existence of particular conditions, as appropriate. In any case, if the dividend policy set forth by the Board of Directors should undergo any substantial change, the Company must communicate it as a material event.
19.6    Interim and provisional dividends
On April 26, 2023, the Board of Directors agreed to pay a final dividend equivalent to US$ 3.22373 per share which the Company must pay to reach the amount of US$10.94060 for the final dividend as per the Policy. This final dividend already considers the first interim dividend of US$ 2.78716 per share, the second interim dividend of US$ 1.84914 per share, and the eventual dividend of US$ 3.08056 per share that were paid in 2022.
On May 17, 2023, the Board of Directors agreed to pay an interim dividend equivalent to US$ 0.78760 per share against the company’s 2023 net income. This amount will be paid in its Chilean peso equivalent at the Observed US Dollar value that appears in the Official Gazette on July 17, 2023.
On August 16, 2023, the Board agreed to pay an interim divided equal to US$0.60940 per share from the Company’s net income from 2023. That amount will be paid in its Chilean peso equivalent at the Observed US Dollar exchange rate published in the Official Gazette on November 6, 2023.
On November 15, 2023, the Board approved an interim dividend of US$ 0.50347 per share, to be paid from the Company's 2023 fiscal year net income. This dividend will be paid in Chilean pesos at the official US dollar exchange rate published in the Official Gazette on December 11, 2023.
19.7    Potential and provisional dividends
Dividends discounted from equity from January to December 2023 and 2022 were the following:

Dividends	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$
Interim dividend	542,847	2,204,229	157,774
Final dividend	920,819	—	399,998
Dividend according to policy	60,953	—	27,681
Owners of the Parent	1,524,619	2,204,229	585,453
Dividend eventual	—	—	5,904
Dividends according to policy	6,266	7,369	6,504
Non-controlling interests	6,266	7,369	12,408
Dividends discounted from equity for the period	1,530,885	2,211,598	597,861